N-6	Mar. 26, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	NATIONWIDE VLI SEPARATE ACCOUNT 4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	Mar. 26, 2026
Amendment Flag	false
Nationwide Innovator Corporate VUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio

Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - PRIMECAP Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - PRIMECAP Portfolio